Senior Secured Lien Notes - Summary of Transaction Costs (Detail) $ in Millions, $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Senior Secured Lien Notes, due April 15, 2029	$ 483.8		$ 507.8
Less: unamortized transaction costs	(7.2)	$ 2.3	(9.4)	$ 0.0
Total	$ 476.6		$ 498.4